Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2011 years months
Leases
Maximum contingent lease liability	$ 46
Capital lease obligations	$ 7
Capital lease obligation, payable period (years)	5